Shareholders' equity - Capital (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 05, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Shareholders' equity
Capital			R$ 261,920		R$ 261,920
Advance for Future Capital Increase				R$ 176,000
Number of shares issued for conversion of advance for future capital increase		176,000,000
Capital increase with the issuance of new common shares	R$ 49,021		R$ 24,005
Number of new shares issued	49,021,522
Capital
Shareholders' equity
Subscribed and paid-in share capital			261,920,439		261,920,439
Capital					R$ 261,920
Advance for Future Capital Increase			R$ 176,000
Capital increase with the issuance of new common shares			R$ 49,021